Basis of Preparation	12 Months Ended
Mar. 31, 2022
Disclosure Of Basis Of Preparation Of Financial Statements Text Block Abstract
Basis of Preparation
2	Basis of preparation

2.1	Basis of compliance

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These are the Company’s first combined and consolidated financial statements under IFRS. The preparation of these consolidated financial statements resulted in changes to the accounting policies as compared with the most recent annual financial statements prepared under United States Generally Accepted Accounting Principles (“U.S. GAAP”). The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements. They also have been applied in preparing an opening IFRS statement of financial position as at April 1, 2020 for the purposes of the transition to IFRS, as required by IFRS 1 “First-Time Adoption of International Financial Reporting Standards” (“IFRS 1”). The impact of the transition from U.S. GAAP to IFRS is explained in Note 26.

The financial statements were approved for issuance by the Company’s Board of Directors on August 16, 2022.

2.2	Business combination and goodwill

The accompanying consolidated financial statements include the accounts of the Company and its significant subsidiaries on a consolidated basis. The Company also includes subsidiaries over which a direct or indirect legal or effective control exists and for which the Company is deemed to direct the significant activities and has the obligation to absorb the losses or benefits of the entities. All intercompany accounts, balances and transactions with consolidated entities have been eliminated.

(a)	Business combination under U.S. GAAP

Acquisition of Sweet Lollipop, Long Yun HK by Dragon Victory

The acquisitions were accounted under U.S. GAAP as a business combination under common control with Dragon Victory being the acquirer and Sweet Lollipop and Long Yun HK being the acquirees because all entities were controlled directly or indirectly by the same majority shareholder Mr. Yu Han. The consolidation has been presented at historical costs and on a retroactive basis to reflect the capital structure of Sweet Lollipop and Long Yun HK as a recapitalization.

The business combination transaction of Sweet Lollipop was completed and effective on June 26, 2015 and Sweet Lollipop became a 100% owned subsidiary of Dragon Victory.

The business combination transaction of Long Yun HK was completed and effective on August 10, 2015 and Long Yun HK became a 100% owned subsidiary of Sweet Lollipop.

VIE Agreements between WFOE I and HangZhouLongyun and its shareholders (subsequently between WFOE II and HangZhouLongyun)

The Company evaluates the need to consolidate its VIE, in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The transactions contemplated by the Original VIE agreements consummated on August 19, 2016, and subsequent terminated were replaced by the New VIE Agreements consummated on March 20, 2018 to take full advantage of certain preferential tax treatments and subsidies granted by the local government of Shangcheng District of Hangzhou, Zhejiang province, where WFOE II was incorporated. WFOE I and WFOE II shall be collectively referred to as the “WFOEs.”

The purpose and design of the VIE Agreements between the WFOEs and HangZhouLongyun, was to consolidate Hangzhou Longyun under the Company by way of common control. ASC 810-10-25-38F states that a reporting entity’s involvement in the design of a VIE may indicate that the reporting entity had the opportunity and the incentive to establish arrangements that result in the reporting entity being the variable interest holder with the power to direct the activities that most significantly impact the VIE’s economic performance. As both the Company and HangZhouLongyun are commonly control by Mr. Yu Han and Ms. Koulin Han, both immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss was recognized. All the assets and liabilities of HangZhouLongyun are carried using their original basis. Hence, HangZhouLongyun was consolidated under the Company since its inception due to the purpose and design of the establishment of the VIE Agreements.

The purpose of the VIE Agreements is solely to give the WFOEs the exclusive control over HangZhouLongyun’s management and operations. While there is no restriction for HangZhouLongyun, our VIE entity, to pay the WFOEs, our wholly owned subsidiary, there are certain restrictions for the WFOEs to make payments to the holding companies due to certain regulations imposed by the Chinese government on out-going foreign currency wire transfers. Additionally, there could be potential tax implications when moving the cash flows up to the Company. Therefore, the Company intends to retain any earnings within HangZhouLongyun, and the retained cash flows would be utilized in expanding the Company’s business.

The significant terms of the VIE Agreements are summarized below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between HangZhouLongyun and the WFOEs, the WFOEs provide HangZhouLongyun with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, HangZhouLongyun grants an irrevocable and exclusive option to the WFOEs to purchase from HangZhouLongyun, any or all of its assets, to the extent permitted under the PRC laws. The WFOEs own all intellectual property rights that are developed during the course of the agreement. For services rendered to HangZhouLongyun by the WFOEs under the Exclusive Business Cooperation Agreement, the service fee HangZhouLongyun is obligated to pay is calculated based on the time of services rendered multiplied by the corresponding rate, which is approximately equal to the net income of HangZhouLongyun.

The Exclusive Business Cooperation Agreement will remain in effect for ten years until it is terminated by the WFOEs with 30-day prior notice. HangZhouLongyun does not have the right to terminate the agreement unilaterally.

Share Pledge Agreement

Under the Share Pledge Agreement between the shareholders of HangZhouLongyun and the WFOEs, the various shareholders of HangZhouLongyun pledged all of their equity interests in HangZhouLongyun to the WFOEs to guarantee the performance of HangZhouLongyun’s obligations under the Business Cooperation Agreement. Under the terms of the Share Pledge Agreement, in the event that HangZhouLongyun or its shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, the WFOEs, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The shareholders of HangZhouLongyun also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, the WFOEs are entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The shareholders of HangZhouLongyun further agree not to dispose of the pledged equity interests or take any actions that would prejudice the WFOEs’ interest.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the shareholders of HangZhouLongyun irrevocably granted the WFOEs (or their designee) an exclusive option to purchase, to the extent permitted under PRC law, all of the equity interests in HangZhouLongyun. The option price is equal to the capital paid in by the HangZhouLongyun shareholders. The agreement remains effective for a term of ten years and may be renewed at the WFOEs’ election.

Power of Attorney

Under the Power of Attorney, the shareholders of HangZhouLongyun authorize the WFOEs to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of HangZhouLongyun.

Under these contractual arrangements with the VIE, the Company has the power to direct activities of the VIE and can have assets transferred out of the VIE under its control. Therefore, the Company considers that there is no asset in any of the consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves. As the consolidated VIE is incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE. The Company’s management has determined that via the VIE Agreements, it is the primary beneficiary of Hangzhou Longyun.

The Company’s total assets and liabilities presented in the consolidated financial statements represent substantially portion of the total assets and liabilities of the VIE because the other entities in the consolidation are non-operating holding entities with significantly less assets and liabilities.

The following financial statement amounts and balances of the VIE, were included in the accompanying consolidated financial statements as of March 31, 2022 and 2021, and for the years ended March 31, 2022, 2021 and 2020, respectively:

	As of March 31,
	2022	2021
	US$	US$
Non-current assets
Property, plant and equipment	263,504	60,544

Current assets
Cash and cash equivalents	135,865	856,515
Loan receivables	2,134,427	7,941,391
Amounts due from non-VIE subsidiaries and related parties of the Company	8,394,065	1,350,052
Other receivables	587,125	31,272

Total assets	11,514,986	10,239,774

Current liabilities
Accounts and other payables	878,362	991,508
Amounts due to non-VIE subsidiaries of the Company	8,489,245	3,845,718
Lease liabilities	4,604	29,739
Tax payable	2,058,348	1,972,025
Total current liabilities	11,430,559	6,838,990
Lease liabilities – non-current portion	89,365	9,913

Total Liabilities	11,519,924	6,848,903

	For the year ended March 31,
	2022	2021	2020
Net revenues	$2,032,916	$225,749	$11,159
Net loss	$(3,399,195)	$(2,830,799)	$(922,923)
Net cash used in operating activities	$(2,176,794)	$(94,732)	$(56,317)
Net cash provided by investing activities	$325,452	$663,140	$71,399
Net cash provided by financing activities	$1,143,934	$251,951	$310,577

(b)	Business combination under IFRS

Business combinations are accounted for using the acquisition method. The consideration transferred is measured at the acquisition date fair value which is the sum of the acquisition date fair values of assets transferred by the Group, liabilities assumed by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognised for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at March 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

Acquisition of Hangzhou Xu Zhihang in March 2022

Refer to Note 21 to financial statements for the details the acquisition of a subsidiary in March 2022.

2.3	Basis of measurement

The financial statements have been prepared under the historical cost convention, except for digital assets and digital assets payables which are measured at fair value through profit or loss as described in the accounting policies below.

2.4	Functional and presentation currency

These financial statements are presented in United States dollars (US$), which is the Company’s functional currency.

The functional currency of the PRC subsidiaries is Renminbi and the functional currency of Hong Kong subsidiaries is US$; all entries from these entities are presented in the Group’s presentational currency of US$. Where the subsidiaries functional currency is different from the parent, the assets and liabilities presented are translated at the closing rate as at the Statement of Financial Position date. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

2.5	Use of estimates and judgements

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Information about estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included the following:

(a)	Accounting of digital assets transactions and balances

IFRS do not specifically address accounting for digital assets. Accordingly, for the preparation of the Group’s consolidated financial statements, management needs to apply judgement in determining appropriate accounting policies based on the existing accounting framework and the facts and circumstances of the Group’s digital assets business.

The Group’s digital assets portfolio mainly comprises cryptocurrencies. According to the business model of the Group’s activities and the characteristics of each of the relevant digital assets, the Group’s digital assets are accounted for as inventories measured at fair value less costs to sell on the consolidated statement of financial position while the respective digital assets obtained (under “digital assets payables”) from a non-controlling shareholders are measure at fair value through profit or loss.

Furthermore, in determining fair values, management needs to apply judgement to identify the relevant available markets, and to consider accessibility to and activity within those markets in order to identify the principal digital asset markets for the Group.

(b)	Impairment allowances for other receivables and loan receivables

The loss allowances for other receivables and loans receivables are based on assumptions about risk of default and expected loss rates. The Group uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s past history, existing market conditions as well as forward looking estimates at the end of each reporting period. Refer to Note 22(a) for more details.

(c)	Determination of share-based payments

The estimation of share-based payments (including warrants and stock options) requires the selection of an appropriate valuation model and consideration as to the inputs necessary for the valuation model chosen. The model used by the Company is the Black-Scholes valuation model at the date of the grant. The Company makes estimates as to the volatility, the expected life, dividend yield and the time of exercise, as applicable. The expected volatility is based on the average volatility of share prices of similar companies over the period of the expected life of the applicable warrants and stock options. The expected life is based on historical data. These estimates may not necessarily be indicative of future actual patterns. Refer to Note 11 for more details on the valuation model and relevant significant inputs.